Components of Long-Term Debt and Lines of Credit (Detail) - USD ($) $ in Thousands		Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Debt Disclosure [Abstract]
Senior notes, net of issuance costs	[1]	$ 657,511		$ 663,089
Premium on Senior Notes, Net		2,245		2,344		$ 2,725
Senior Line of Credit, Net of Issuance Costs	[2],[3]	152,794		109,396
Capital Leases and Other Obligations		434	[3]	618	[3],[4]	1,427	[4]
Total Debt		812,984		775,447		679,152
Less Current Portion of Long-Term Debt		(9,934)		(590)		(1,176)
Total Long-Term Debt		803,050		774,857		677,976
Senior Line of Credit		$ 158,000		111,500	[4]
Scenario, Previously Reported [Member]
Debt Disclosure [Abstract]
Senior Line of Credit, Net of Issuance Costs				111,500
Total Debt				789,462
Total Long-Term Debt				788,872
8.875% Senior Notes
Debt Disclosure [Abstract]
Senior notes, net of issuance costs				350,000		350,000
6.25% Senior Notes
Debt Disclosure [Abstract]
Senior notes, net of issuance costs				$ 325,000		$ 325,000

[1]	Includes unamortized debt issuance costs of approximately $11.1 million and $11.9 million as of March 31, 2016 and December 31, 2015, respectively.
[2]	Includes unamortized debt issuance costs of approximately $5.2 million and $2.1 million as of March 31, 2016 and December 31, 2015, respectively.
[3]	The Senior Credit Facility requires us to make monthly payments of interest on the outstanding balance of loans made under the agreement. The weighted average interest rate on borrowings under our Senior Credit Facility for the three months ended March 31, 2016 and the year ended December 31, 2015, was approximately 3.2 % and 1.7%, respectively. The average interest rate on our capital leases and other obligations for the three months ended March 31, 2016 and the year ended December 31, 2015, was approximately 4.5% and 5.5%, respectively.
[4]	The weighted average interest rate on borrowings under our Senior Credit Facility for the years ended December 31, 2015, 2014 and 2013 was approximately 1.7%, 2.2 % and 1.9%, respectively. The weighted average interest rate on our Capital Leases and Other Obligations as of December 31, 2015, 2014 and 2013 was approximately 5.5%, 4.0% and 5.3%, respectively.